Warrants (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Shares, Outstanding at December 31, 2015	2,853,716	2,124,488
Shares, Granted	107,100	825,095
Shares, Exercised	0	0
Shares, Cancelled or expired	(18,775)	(95,867)
Shares, Outstanding at March 31, 2016	2,942,041	2,853,716	2,124,488
Weighted Average Exercise Price, Outstanding at December, 2015	$ 19.14	$ 24.50
Weighted Average Exercise Price, Granted	6.94	8.86
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Cancelled or expired	50.00	50.00
Weighted Average Exercise Price,Shares, Outstanding at March 31, 2016	$ 18.50	$ 19.14	$ 24.50
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 2 months 26 days	2 years 4 months 13 days	3 years 3 months 7 days
Weighted Average Remaining Contractual Life (in years), Granted	4 years 11 months 8 days	2 years 9 months 22 days